Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Revenues	$ 205,594	$ 156,613	$ 119,907
Revenues - related party (Note 4)	36,026	63,731	72,870
Total revenues	241,620	220,344	192,777
Expenses:
Voyage expenses (Note 10)	9,920	6,479	5,907
Voyage expenses - related party (Notes 4, 10)	360	411	338
Vessel operating expenses (Note 10)	66,637	58,625	48,714
Vessel operating expenses - related party (Notes 4, 10)	10,866	11,708	13,315
General and administrative expenses (Note 4)	6,253	6,608	6,316
Vessel depreciation and amortization (Note 5)	71,897	62,707	57,476
Operating income	75,687	73,806	60,711
Other income / (expense), net:
Interest expense and finance cost (Note 7)	(24,302)	(20,143)	(19,225)
Other income	1,104	1,747	2,526
Total other expense, net	(23,198)	(18,396)	(16,699)
Partnership's net income	52,489	55,410	44,012
Preferred unit holders' interest in Partnership's net income	11,101	11,334	14,042
General Partner's interest in Partnership's net income	818	879	593
Common unit holders' interest in Partnership's net income	$ 40,570	$ 43,197	$ 29,377
Net income per (Note 14):
Common unit, basic and diluted	$ 0.34	$ 0.38	$ 0.31
Weighted-average units outstanding:
Common units, basic and diluted	119,803,329	115,030,879	93,353,168
Total Partnership's comprehensive income:	$ 52,489	$ 55,410	$ 44,012